Acquisition (Details) $ in Thousands	Nov. 16, 2015 USD ($)
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash	$ 2,121
Current assets, other than cash	57
Intangible assets	732
Current liabilities	(5)
Deferred income tax liabilities	(124)
Total identifiable net assets acquired	2,781
Noncontrolling interests	(1,001)
Total consideration paid	$ 1,780